Document and Entity Information	Apr. 06, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 06, 2026
Entity Registrant Name	Cantor Fitzgerald Income Trust, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	000-56043
Entity Tax Identification Number	81-1310268
Entity Address Address Line 1	110 E. 59th Street
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10022
City Area Code	212
Local Phone Number	938-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001666244